LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of long-term debt instruments
Long-term debt consisted of the following:

	December 31,
	2014	2013
	(In thousands)
Variable rate senior secured revolving credit facility (2.67% at December 31, 2014 and 2.42% at December 31, 2013) due November 2018	$208,000	$286,000
5.50% Senior unsecured notes due August 2022	300,000	—
7.50% Senior unsecured notes due July 2021	300,000	300,000
Total long-term debt	$808,000	$586,000

Schedule of maturities of long-term debt
The aggregate amount of our debt maturities during each of the years after December 31, 2014 are as follows:

Long-term debt
(In thousands)
2015	$—
2016	—
2017	—
2018	208,000
2019	—
Thereafter	600,000
Total long-term debt	$808,000